EQUITY (Details 5)	12 Months Ended
Dec. 31, 2013
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Class of Warrant or Right, Outstanding	4,246,096
Exercise Price $0.35 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Class of Warrant or Right, Outstanding	70,726
Warrants, Weighted Average Remaining Contractual Term	4 years 7 months 24 days
Exercise Price $2.19 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Class of Warrant or Right, Outstanding	171,450
Warrants, Weighted Average Remaining Contractual Term	4 years 10 months 20 days
Exercise Price $5.50 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Class of Warrant or Right, Outstanding	571,428
Warrants, Weighted Average Remaining Contractual Term	2 years 1 month 17 days
Exercise Price $6.87 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Class of Warrant or Right, Outstanding	3,266,778
Warrants, Weighted Average Remaining Contractual Term	4 years 7 months 28 days
Exercise Price $7.87 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Class of Warrant or Right, Outstanding	14,286
Warrants, Weighted Average Remaining Contractual Term	1 year 3 months 11 days
Exercise Price $8.75 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Class of Warrant or Right, Outstanding	142,857
Warrants, Weighted Average Remaining Contractual Term	4 years 14 days
Exercise Price $35.00 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Class of Warrant or Right, Outstanding	8,571
Warrants, Weighted Average Remaining Contractual Term	3 years 2 months 12 days